NOTE 18. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 18. Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 2,921	$ 1,763	$ 969